Annual Fund Operating Expenses - INVESCO AMERICAN FRANCHISE FUND	Dec. 17, 2021
Class A
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.97%
Class C
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.72%
Class R
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.22%
Class Y
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.72%
Class R5
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.70%
Class R6
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.63%